CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (1,175)	$ 383
Other comprehensive income (loss):
Foreign currency translation adjustment	13	(67)
Net change in accumulated comprehensive income	13	(67)
Comprehensive income (loss)	$ (1,162)	$ 316